The Gabelli Asset Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.9%
	Aerospace — 1.9%
479,000	Aerojet Rocketdyne Holdings Inc.†	$24,194,290
7,000	L3Harris Technologies Inc.	1,460,480
5,000	Lockheed Martin Corp.	1,950,300
6,000	Northrop Grumman Corp.	2,248,740
1,166,100	Rolls-Royce Holdings plc	11,361,199

		41,215,009

	Agriculture — 0.4%
180,000	Archer-Daniels-Midland Co.	7,392,600
2,200	Nutrien Ltd.	109,736
25,000	The Mosaic Co.	512,500

		8,014,836

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	18,000

	Automotive — 0.9%
5,000	Ferrari NV	770,450
10,000	General Motors Co.	374,800
388,000	Navistar International Corp.†	10,906,680
91,500	PACCAR Inc.	6,405,915
3,000	Volkswagen AG	515,657

		18,973,502

	Automotive: Parts and Accessories — 2.7%
136,000	BorgWarner Inc.	4,988,480
360,000	Dana Inc.	5,198,400
85,000	Freni Brembo SpA	828,256
18,600	Garrett Motion Inc.†	185,256
377,000	Genuine Parts Co.	37,545,430
43,000	Modine Manufacturing Co.†	488,910
22,700	O’Reilly Automotive Inc.†	9,046,177
30,000	Standard Motor Products Inc.	1,456,500
50,000	Superior Industries International Inc.	144,500
40,000	Tenneco Inc., Cl. A	500,800

		60,382,709

	Aviation: Parts and Services — 0.8%
1,700,000	BBA Aviation plc	6,525,679
43,500	Curtiss-Wright Corp.	5,627,595
110,500	Kaman Corp.	6,570,330

		18,723,604

	Broadcasting — 2.3%
278,600	CBS Corp., Cl. A, Voting	12,077,310
50,000	CBS Corp., Cl. B, Non-Voting	2,018,500
18,000	Cogeco Inc.	1,296,690
40,000	Corus Entertainment Inc., Cl. B	160,000
35,250	Liberty Broadband Corp., Cl. A†	3,684,330
84,682	Liberty Broadband Corp., Cl. C†	8,863,665
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,306,470

Shares		Market Value
61,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	$2,536,990
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,078,500
229,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	9,608,840
330,000	MSG Networks Inc., Cl. A†	5,352,600
10,000	Naspers Ltd., Cl. N	1,515,385
145,000	Television Broadcasts Ltd.	236,434
40,000	Tokyo Broadcasting System Holdings Inc.	646,659

		51,382,373

	Building and Construction — 0.9%
76,666	Arcosa Inc.	2,622,744
37,000	Assa Abloy AB, Cl. B	823,513
145,000	Fortune Brands Home & Security Inc.	7,931,500
84,000	Herc Holdings Inc.†	3,906,840
107,000	Johnson Controls International plc	4,696,230

		19,980,827

	Business Services — 3.4%
10,000	Blucora Inc.†	216,400
280,495	Clear Channel Outdoor Holdings Inc.†	706,847
20,000	Diebold Nixdorf Inc.†	224,000
26,200	Ecolab Inc.	5,188,648
50,000	Fly Leasing Ltd., ADR†	1,025,500
88,000	Live Nation Entertainment Inc.†	5,837,920
125,000	Macquarie Infrastructure Corp.	4,933,750
130,900	Mastercard Inc., Cl. A	35,548,513
10,000	Prosus NV†	734,084
12,000	ServiceMaster Global Holdings Inc.†	670,800
30,000	The Brink’s Co.	2,488,500
364,000	The Interpublic Group of Companies Inc.	7,847,840
22,000	Vectrus Inc.†	894,300
59,400	Visa Inc., Cl. A	10,217,394

		76,534,496

	Cable and Satellite — 3.7%
114,000	AMC Networks Inc., Cl. A†	5,604,240
4,000	Charter Communications Inc., Cl. A†	1,648,480
419,000	Comcast Corp., Cl. A	18,888,520
297,140	DISH Network Corp., Cl. A†	10,123,560
93,000	EchoStar Corp., Cl. A†	3,684,660
134,900	Liberty Global plc, Cl. A†	3,338,775
257,500	Liberty Global plc, Cl. C†	6,125,925
20,857	Liberty Latin America Ltd., Cl. A†	356,029
45,000	Liberty Latin America Ltd., Cl. C†	769,275
545,000	Rogers Communications Inc., Cl. B	26,557,850
233,000	Shaw Communications Inc., Cl. B	4,580,780

		81,678,094

	Communications Equipment — 0.1%
90,000	Corning Inc.	2,566,800

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Hardware — 0.1%
6,000	Apple Inc.	$1,343,820

	Computer Software and Services — 1.2%
7,200	Alphabet Inc., Cl. C†	8,776,800
30,000	eBay Inc.	1,169,400
29,000	Fidelity National Information Services Inc.	3,850,040
281,000	Hewlett Packard Enterprise Co.	4,262,770
36,000	Internap Corp.†	92,880
5,000	Microsoft Corp.	695,150
52,500	Rockwell Automation Inc.	8,652,000

		27,499,040

	Consumer Products — 4.0%
30,000	Brunswick Corp.	1,563,600
11,000	Christian Dior SE	5,205,838
53,000	Church & Dwight Co. Inc.	3,987,720
220,000	Edgewell Personal Care Co.†	7,147,800
268,000	Energizer Holdings Inc.	11,679,440
10,000	Essity AB, Cl. A	295,102
50,000	Essity AB, Cl. B	1,459,257
3,400	Givaudan SA	9,484,094
30,000	Harley-Davidson Inc.	1,079,100
2,000	Hermes International	1,382,062
4,500	National Presto Industries Inc.	400,905
42,000	Reckitt Benckiser Group plc	3,276,094
100,000	Sally Beauty Holdings Inc.†	1,489,000
875	Spectrum Brands Holdings Inc.	46,130
10,000	Svenska Cellulosa AB, Cl. A	93,153
42,000	Svenska Cellulosa AB, Cl. B	374,517
821,400	Swedish Match AB	33,968,940
4,000	The Estee Lauder Companies Inc., Cl. A	795,800
27,000	The Procter & Gamble Co.	3,358,260
30,000	Unilever plc, ADR	1,803,000
35,000	Wolverine World Wide Inc.	989,100

		89,878,912

	Consumer Services — 1.4%
5,000	Allegion plc	518,250
5,000	Expedia Group Inc.	672,050
79,000	GCI Liberty Inc., Cl. A†	4,903,530
44,400	IAC/InterActiveCorp.†	9,677,868
242,600	Qurate Retail Inc.†	2,502,419
355,000	Rollins Inc.	12,094,850

		30,368,967

	Diversified Industrial — 5.1%
500	Acuity Brands Inc.	67,395
5,000	Anixter International Inc.†	345,600
35,000	Colfax Corp.†	1,017,100
303,700	Crane Co.	24,487,331
97,000	Eaton Corp. plc	8,065,550
22,000	EnPro Industries Inc.	1,510,300

Shares		Market Value
136,000	Greif Inc., Cl. A	$5,153,040
166,000	Honeywell International Inc.	28,087,200
24,000	Ingersoll-Rand plc	2,957,040
220,000	ITT Inc.	13,461,800
30,000	Jardine Matheson Holdings Ltd.	1,605,000
124,000	Jardine Strategic Holdings Ltd.	3,705,120
250,000	Myers Industries Inc.	4,412,500
30,000	nVent Electric plc	661,200
30,000	Pentair plc	1,134,000
11,000	Sulzer AG	1,081,759
185,000	Textron Inc.	9,057,600
320,000	Toray Industries Inc.	2,373,845
230,000	Trinity Industries Inc.	4,526,400
4,000	Waters Corp.†	892,920

		114,602,700

	Electronics — 3.3%
8,000	Kyocera Corp., ADR	498,960
1,500	Mettler-Toledo International Inc.†	1,056,600
190,000	Resideo Technologies Inc.†	2,726,500
2,200	Samsung Electronics Co. Ltd., GDR	2,239,600
810,000	Sony Corp., ADR	47,895,300
37,000	TE Connectivity Ltd.	3,447,660
98,500	Texas Instruments Inc.	12,730,140
10,000	Thermo Fisher Scientific Inc.	2,912,700

		73,507,460

	Energy and Utilities — 2.6%
75,000	BP plc, ADR	2,849,250
94,000	Chevron Corp.	11,148,400
5,000	ConocoPhillips	284,900
113,000	Devon Energy Corp.	2,718,780
154,749	El Paso Electric Co.	10,380,563
34,000	Enbridge Inc.	1,192,720
90,000	EOG Resources Inc.	6,679,800
15,000	Exxon Mobil Corp.	1,059,150
120,000	Halliburton Co.	2,262,000
65,000	Kinder Morgan Inc.	1,339,650
40,000	KLX Energy Services Holdings Inc.†	345,800
10,000	Marathon Petroleum Corp.	607,500
210,000	National Fuel Gas Co.	9,853,200
49,200	Oceaneering International Inc.†	666,660
5,000	Phillips 66	512,000
43,500	Southwest Gas Holdings Inc.	3,960,240
95,000	The AES Corp.	1,552,300
220,000	Weatherford International plc†	6,116

		57,419,029

	Entertainment — 5.6%
195,500	Discovery Inc., Cl. A†	5,206,165
542,000	Discovery Inc., Cl. C†	13,344,040
265,000	Fox Corp., Cl. A	8,356,775
10,000	Fox Corp., Cl. B	315,400

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
760,000	Grupo Televisa SAB, ADR	$7,432,800
49,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,363,670
141,071	Liberty Media Corp.- Liberty Braves, Cl. C†	3,914,720
132,433	The Madison Square Garden Co., Cl. A†	34,898,744
276,000	The Walt Disney Co.	35,968,320
414,500	Viacom Inc., Cl. A	10,884,770
70,000	Viacom Inc., Cl. B	1,682,100
50,000	Vivendi SA	1,372,252

		124,739,756

	Environmental Services — 2.9%
462,000	Republic Services Inc.	39,986,100
20,000	Stericycle Inc.†	1,018,600
75,000	Waste Connections Inc.	6,900,000
152,000	Waste Management Inc.	17,480,000

		65,384,700

	Equipment and Supplies — 9.1%
677,000	AMETEK Inc.	62,162,140
12,000	Amphenol Corp., Cl. A	1,158,000
12,000	AZZ Inc.	522,720
83,000	CIRCOR International Inc.†	3,116,650
110,000	Crown Holdings Inc.†	7,266,600
155,000	CTS Corp.	5,015,800
4,670	Danaher Corp.	674,488
499,900	Donaldson Co. Inc.	26,034,792
530,000	Flowserve Corp.	24,756,300
157,000	Graco Inc.	7,228,280
166,400	IDEX Corp.	27,269,632
50,000	Interpump Group SpA	1,580,433
15,600	Lawson Products Inc.†	604,188
130,000	Mueller Industries Inc.	3,728,400
170,000	Sealed Air Corp.	7,056,700
23,250	The Manitowoc Co. Inc.†	290,625
50,000	The Timken Co.	2,175,500
20,000	The Toro Co.	1,466,000
75,000	The Weir Group plc	1,314,536
22,500	Valmont Industries Inc.	3,114,900
184,277	Watts Water Technologies Inc., Cl. A	17,272,283

		203,808,967

	Financial Services — 10.3%
11,600	Alleghany Corp.†	9,254,016
54,000	AllianceBernstein Holding LP	1,584,900
242,500	American Express Co.	28,682,900
3,000	Ameriprise Financial Inc.	441,300
32,000	Argo Group International Holdings Ltd.	2,247,680
50,000	Bank of America Corp.	1,458,500
120	Berkshire Hathaway Inc., Cl. A†	37,419,840

Shares		Market Value
5,000	BKF Capital Group Inc.†	$61,275
25,000	Citigroup Inc.	1,727,000
40,000	GAM Holding AG†	160,313
110,000	H&R Block Inc.	2,598,200
46,000	Interactive Brokers Group Inc., Cl. A	2,473,880
35,000	Jefferies Financial Group Inc.	644,000
110,300	JPMorgan Chase & Co.	12,981,207
79,463	Kinnevik AB, Cl. A	2,183,526
50,000	Kinnevik AB, Cl. B	1,315,008
169,000	KKR & Co. Inc., Cl. A	4,537,650
135,000	Legg Mason Inc.	5,155,650
2,000	LendingTree Inc.†	620,860
40,000	Loews Corp.	2,059,200
31,000	M&T Bank Corp.	4,897,070
67,000	Marsh & McLennan Companies Inc.	6,703,350
89,000	PayPal Holdings Inc.†	9,219,510
15,000	Popular Inc.	811,200
140,000	State Street Corp.	8,286,600
19,000	SunTrust Banks Inc.	1,307,200
32,000	T. Rowe Price Group Inc.	3,656,000
80,000	The Blackstone Group Inc., Cl. A	3,907,200
590,000	The Bank of New York Mellon Corp.	26,673,900
13,500	The Goldman Sachs Group Inc.	2,797,605
50,000	The Hartford Financial Services Group Inc.	3,030,500
130,000	The PNC Financial Services Group Inc.	18,220,800
10,000	Value Line Inc.	227,500
15,000	W. R. Berkley Corp.	1,083,450
83,000	Waddell & Reed Financial Inc., Cl. A	1,425,940
385,000	Wells Fargo & Co.	19,419,400

		229,274,130

	Food and Beverage — 15.1%
914,400	Brown-Forman Corp., Cl. A	54,635,400
172,600	Brown-Forman Corp., Cl. B	10,835,828
28,000	Campbell Soup Co.	1,313,760
800,000	China Mengniu Dairy Co. Ltd.	2,995,777
35,000	Chr. Hansen Holding A/S	2,970,679
25,000	Coca-Cola European Partners plc	1,386,250
16,500	Coca-Cola HBC AG	539,038
355,000	Conagra Brands Inc.	10,891,400
28,000	Constellation Brands Inc., Cl. A	5,803,840
40,000	Crimson Wine Group Ltd.†	302,000
203,000	Danone SA	17,882,285
821,200	Davide Campari-Milano SpA	7,420,131
250,000	Diageo plc, ADR	40,880,000
65,000	Farmer Brothers Co.†	841,750
310,000	Flowers Foods Inc.	7,170,300
40,000	Fomento Economico Mexicano SAB de CV, ADR	3,663,200
162,000	General Mills Inc.	8,929,440
1,850,000	Grupo Bimbo SAB de CV, Cl. A	3,374,886
10,000	Heineken Holding NV	995,673

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
86,500	Heineken NV	$9,348,905
20,000	Heineken NV, ADR	1,082,200
160,000	ITO EN Ltd.	7,532,023
11,000	John Bean Technologies Corp.	1,093,730
32,000	Kellogg Co.	2,059,200
69,000	Kerry Group plc, Cl. A	8,069,692
397,000	Kikkoman Corp.	18,945,850
19,800	LVMH Moet Hennessy Louis Vuitton SE	7,869,543
60,000	Maple Leaf Foods Inc.	1,345,964
23,000	MEIJI Holdings Co. Ltd.	1,676,208
292,000	Mondelēz International Inc., Cl. A	16,153,440
48,000	Morinaga Milk Industry Co. Ltd.	1,828,994
4,000	National Beverage Corp.	177,440
48,000	Nestlé SA	5,207,595
130,000	Nissin Foods Holdings Co. Ltd.	9,378,035
67,000	PepsiCo Inc.	9,185,700
67,000	Pernod Ricard SA	11,932,597
94,800	Post Holdings Inc.†	10,033,632
93,000	Remy Cointreau SA	12,346,344
17,000	Suntory Beverage & Food Ltd.	726,381
21,000	The Coca-Cola Co.	1,143,240
35,000	The Hain Celestial Group Inc.†	751,625
22,000	The J.M. Smucker Co.	2,420,440
15,000	The Kraft Heinz Co.	419,025
330,000	Tingyi (Cayman Islands) Holding Corp.	464,830
132,000	Tootsie Roll Industries Inc.	4,902,480
5,000	Tyson Foods Inc., Cl. A	430,700
142,300	Yakult Honsha Co. Ltd.	7,949,059

		337,306,509

	Health Care — 4.8%
15,000	Abbott Laboratories	1,255,050
10,000	Alexion Pharmaceuticals Inc.†	979,400
18,500	Allergan plc	3,113,365
37,000	AmerisourceBergen Corp.	3,046,210
30,500	Amgen Inc.	5,902,055
6,000	Anthem Inc.	1,440,600
60,000	Bausch Health Cos. Inc.†	1,311,000
42,000	Baxter International Inc.	3,673,740
7,500	Becton, Dickinson and Co.	1,897,200
8,700	Biogen Inc.†	2,025,534
7,500	Bio-Rad Laboratories Inc., Cl. A†	2,495,550
10,000	BioTelemetry Inc.†	407,300
16,000	Boston Scientific Corp.†	651,040
115,000	Bristol-Myers Squibb Co.	5,831,650
25,379	Cardiovascular Systems Inc.†	1,206,010
9,000	Celgene Corp.†	893,700
13,500	Chemed Corp.	5,637,195
20,000	Cigna Corp.	3,035,800
13,500	CONMED Corp.	1,298,025
28,600	Covetrus Inc.†	340,054

Shares		Market Value
25,000	DaVita Inc.†	$1,426,750
120,000	Demant A/S†	3,073,599
10,000	DENTSPLY SIRONA Inc.	533,100
240,000	Evolent Health Inc., Cl. A†	1,725,600
20,000	Gerresheimer AG	1,434,379
15,000	HCA Healthcare Inc.	1,806,300
66,000	Henry Schein Inc.†	4,191,000
40,000	Indivior plc†	23,863
15,000	Integer Holdings Corp.†	1,133,400
43,000	Johnson & Johnson	5,563,340
11,000	Laboratory Corp. of America Holdings†	1,848,000
10,000	Ligand Pharmaceuticals Inc.†	995,400
10,000	McKesson Corp.	1,366,600
25,000	Medtronic plc	2,715,500
85,000	Merck & Co. Inc.	7,155,300
60,000	Mylan NV†	1,186,800
400,000	Option Care Health Inc.†	1,280,000
27,322	Orthofix Medical Inc.†	1,448,612
15,000	Patterson Cos. Inc.	267,300
22,500	Perrigo Co. plc	1,257,525
35,000	PetIQ Inc.†	954,100
33,000	Quidel Corp.†	2,024,550
400	Regeneron Pharmaceuticals Inc.†	110,960
55,000	Roche Holding AG, ADR	2,004,750
14,000	Spark Therapeutics Inc.†	1,357,720
9,000	Stryker Corp.	1,946,700
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,125,602
40,000	Tenet Healthcare Corp.†	884,800
4,000	The Cooper Companies Inc.	1,188,000
8,000	UnitedHealth Group Inc.	1,738,560
43,000	Wright Medical Group NV†	887,090
37,000	Zimmer Biomet Holdings Inc.	5,078,990
7,000	Zoetis Inc.	872,130

		107,046,798

	Hotels and Gaming — 1.5%
14,000	Accor SA	583,670
10,500	Churchill Downs Inc.	1,296,277
350,000	Genting Singapore Ltd.	222,841
18,000	Hyatt Hotels Corp., Cl. A	1,326,060
40,000	Las Vegas Sands Corp.	2,310,400
4,650,000	Mandarin Oriental International Ltd.	7,254,000
370,000	MGM Resorts International	10,256,400
80,000	Ryman Hospitality Properties Inc., REIT	6,544,800
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,947,000
30,000	Universal Entertainment Corp.	968,324
6,000	Wyndham Destinations Inc.	276,120
7,000	Wyndham Hotels & Resorts Inc.	362,180
10,000	Wynn Resorts Ltd.	1,087,200

		34,435,272

	Machinery — 4.4%
120,000	Caterpillar Inc.	15,157,200

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
1,437,400	CNH Industrial NV	$14,589,610
200,000	CNH Industrial NV, Borsa ltaliana	2,036,034
208,000	Deere & Co.	35,085,440
50,000	Mueller Water Products Inc., Cl. A	562,000
93,000	Welbilt Inc.†	1,567,980
352,000	Xylem Inc.	28,026,240

		97,024,504

	Manufactured Housing and Recreational Vehicles — 0.3%
31,000	Cavco Industries Inc.†	5,954,790
20,000	Nobility Homes Inc.	471,200
29,800	Skyline Champion Corp.†	896,682

		7,322,672

	Metals and Mining — 2.4%
56,000	Agnico Eagle Mines Ltd.	3,002,160
165,000	Barrick Gold Corp.	2,859,450
15,000	Cleveland-Cliffs Inc.	108,300
93,000	Franco-Nevada Corp.	8,477,880
140,000	Freeport-McMoRan Inc.	1,339,800
45,000	Kinross Gold Corp.†	207,000
24,000	New Hope Corp. Ltd.	35,637
518,000	Newmont Goldcorp Corp.	19,642,560
120,000	Royal Gold Inc.	14,785,200
56,000	TimkenSteel Corp.†	352,240
90,000	Turquoise Hill Resources Ltd.†	42,768
84,000	Wheaton Precious Metals Corp.	2,204,160

		53,057,155

	Publishing — 1.4%
52,000	Meredith Corp.	1,906,320
128,000	News Corp., Cl. A	1,781,760
98,000	S&P Global Inc.	24,008,040
185,000	The E.W. Scripps Co., Cl. A	2,456,800

		30,152,920

	Real Estate — 0.5%
16,500	Brookfield Asset Management Inc., Cl. A	875,985
104,000	Griffin Industrial Realty Inc.	3,946,800
10,000	Host Hotels & Resorts Inc., REIT	172,900
240,000	The St. Joe Co.†	4,111,200
91,000	Weyerhaeuser Co., REIT	2,520,700

		11,627,585

	Retail — 1.8%
27,000	Aaron’s Inc.	1,735,020
13,000	Advance Auto Parts Inc.	2,150,200
79,000	AutoNation Inc.†	4,005,300
41,000	Costco Wholesale Corp.	11,812,510
120,000	CVS Health Corp.	7,568,400
100,000	Macy’s Inc.	1,554,000
8,000	Rush Enterprises Inc., Cl. B	319,440

Shares		Market Value
43,000	The Cheesecake Factory Inc.	$1,792,240
20,000	The Home Depot Inc.	4,640,400
122,700	The Kroger Co.	3,163,206
25,000	Walgreens Boots Alliance Inc.	1,382,750

		40,123,466

	Specialty Chemicals — 1.3%
20,000	Ashland Global Holdings Inc.	1,541,000
50,000	DuPont de Nemours Inc.	3,565,500
360,000	Ferro Corp.†	4,269,600
6,000	GCP Applied Technologies Inc.†	115,500
108,000	H.B. Fuller Co.	5,028,480
58,500	International Flavors & Fragrances Inc.	7,177,365
9,000	Linde plc	1,743,480
70,000	OMNOVA Solutions Inc.†	704,900
48,000	Sensient Technologies Corp.	3,295,200
18,000	SGL Carbon SE†	85,461
45,000	Valvoline Inc.	991,350

		28,517,836

	Telecommunications — 2.0%
20,000	CenturyLink Inc.	249,600
75,000	Cincinnati Bell Inc.†	380,250
160,000	Deutsche Telekom AG, ADR	2,673,600
30,000	Hellenic Telecommunications Organization SA	413,310
25,000	Hellenic Telecommunications Organization SA, ADR	175,000
30,000	Intelsat SA†	684,000
106,607	Loral Space & Communications Inc.†	4,413,530
6,000	Orange SA, ADR	93,420
200,000	Sprint Corp.†	1,234,000
2,815,600	Telecom Italia SpA†	1,606,556
175,000	Telecom Italia SpA, ADR†	985,250
39,981	Telefonica Brasil SA, ADR	526,550
245,000	Telefonica SA, ADR	1,862,000
920,510	Telephone & Data Systems Inc.	23,749,158
230,000	Telesites SAB de CV†	152,098
145,000	VEON Ltd., ADR	348,000
95,000	Verizon Communications Inc.	5,734,200
10,000	Zayo Group Holdings Inc.†	339,000

		45,619,522

	Transportation — 1.0%
272,000	GATX Corp.	21,088,160
4,000	Kansas City Southern	532,040

		21,620,200

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	1,708,900
10,000	Millicom International Cellular SA	486,700
49,000	Millicom International Cellular SA, SDR	2,377,314
205,000	NTT DOCOMO Inc.	5,219,561
20,000	TIM Participacoes SA, ADR	287,200

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
30,000	T-Mobile US Inc.†	$2,363,100
56,000	United States Cellular Corp.†	2,104,480

		14,547,255

	TOTAL COMMON STOCKS	2,225,699,425

	CLOSED-END FUNDS — 0.1%
65,000	Altaba Inc.	1,266,200
11,417	Royce Global Value Trust Inc.	115,540
87,450	Royce Value Trust Inc.	1,203,312

	TOTAL CLOSED-END FUNDS	2,585,052

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	515,070

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	$200

	TOTAL INVESTMENTS — 100.0%
	(Cost $697,485,717)	$2,228,799,747

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt